Condensed consolidated statements of cash flows (Unaudited) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net profit/ (loss) for the year	€ (10,557)	€ (1,582)
Adjusted for:
Equity settled share-based payment transactions	2,633	14,688
Fair value movement in warrants	(5,535)	(15,883)
Depreciation and amortization	428	(221)
Net finance income	(578)	(2,143)
Share of losses of equity-accounted investee	522
Impairment charge - inventory	1,172
Onerous contract provision	709
Total Adjusted	(11,206)	(5,141)
Changes in working capital:
(Increase) in receivables	(1,598)	(6,508)
(Increase) in inventories	(9,540)	(3,419)
Increase in payables and accruals	(995)	(556)
Interest paid	(21)
Net cash used by operating activities	(23,360)	(15,624)
Cash flows from investing activities
Payment for intellectual property from 2020 business combination	(250)	(500)
Purchase of property, plant and equipment	(8,395)	(9,222)
Development expenditure	(1,404)	(857)
Purchase of intangible assets – other	(42)	(10)
Purchase of financial assets		(44,328)
Proceeds from realisation of financial assets	27,893	10,951
Investment in equity-accounted investees	(522)
Net cash from /(used) in investing activities	17,280	(43,966)
Cash flows from financing activities
Proceeds from issuance of shares	2,174
Proceeds from warrants exercised		10,051
Payment of lease liabilities	(302)	(228)
Net cash provided by financing activities	1,872	9,823
Net (decrease)/increase in cash and cash equivalents	(4,208)	(49,767)
Cash and cash equivalents at beginning of period	7,681	58,007
Effects of movements in exchange rates on cash held	137	(365)
Cash and cash equivalents at end of period	€ 3,610	€ 7,875